Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000103068 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103068 | Alera Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103068 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103068 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103068 | CRC Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103068 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103068 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103068 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103068 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103068 | X
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103068 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000103068 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103068 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103068 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103068 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103068 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000103069 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103069 | Alera Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103069 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103069 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103069 | CRC Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103069 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103069 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103069 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103069 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103069 | X
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103069 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000103069 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103069 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103069 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103069 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103069 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177200 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177200 | Alera Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177200 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177200 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177200 | CRC Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177200 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177200 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177200 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177200 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177200 | X
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000177200 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000177200 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000177200 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177200 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177200 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177200 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219333 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219333 | Alera Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219333 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219333 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219333 | CRC Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219333 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219333 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219333 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219333 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219333 | X
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219333 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000219333 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219333 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219333 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219333 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219333 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%